SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Federal					$ 54,487	$ (114,459)
State					3,825
Total current Federal and State tax benefit					58,312	(114,459)
Federal					417,477	(576,004)
State					(18,920)	48,649
Total Deferred Federal and State			$ 248,773	$ 872,386	398,557	(527,355)
Total income tax (benefit) provision	$ 102,886	$ 263,932	$ 248,664	$ 1,006,135	$ 456,869	$ (641,814)